COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 17, 2019, the holders of the Founder Shares, Private Warrants (and their underlying securities), Representative Shares (as a defined in Note 7) and any securities that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants (and underlying securities) and securities issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a business combination. Notwithstanding anything herein to the contrary, EarlyBirdCapital and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a business combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

Pursuant to a letter agreement entered into on October 17, 2019 (the “Business Combination Marketing Agreement”), the Company engaged EarlyBirdCapital as an advisor to assist the Company in identifying potential target businesses for a business combination, holding meetings with its shareholders to discuss potential business combinations and target business’ attributes, introducing the Company to potential investors that may be interested in purchasing securities of the Company in connection with a business combination, assisting the Company in obtaining shareholder approval for a business combination and assist the Company with its press releases and public filings in connection with a business combination. The Company will pay EarlyBirdCapital a cash fee equal to 3.5% of the gross proceeds of the Initial Public Offering, or $4,830,000, for such services only upon the consummation of a business combination. At the Company’s sole discretion, up to approximately 25% of such amount may be paid to third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in consummating its business combination. As of June 30, 2021, the above service had not been completed and accordingly, no amounts have been recorded in the accompanying condensed consolidated financial statements.

Additionally, the Company will pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in the proposed business combination if it introduces the Company to the target business with which the Company completes a business combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).

Placement Agent Agreement

Pursuant to a letter agreement dated February 23, 2021, the Company will pay Stifel Nicolaus & Company, Incorporated (“Stifel”) a placement agent fee for services provided by Stifel in connection with the placement of a private investment in a public equity transaction in connection with a business combination. Pursuant to the amended letter agreement, dated as of April 27, 2021 (the “Placement Agent Agreement”) entered into in connection with the proposed business combination with Shapeways (as defined in Note 6 below), upon consummation of the PIPE Investment referred to in Note 6, the Company will pay Stifel a placement fee equal to 4.0% of the gross proceeds to the Company from the PIPE Investment), excluding proceeds from investors in the PIPE Investment that were stockholders of Shapeways as of the date they entered into subscription agreements for the PIPE Investment and excluding proceeds from Stifel or any of its affiliates. In addition, the Company will reimburse Stifel for reasonable out-of-pocket expenses, not to exceed $25,000 in the aggregate, regardless of whether the PIPE Investment is consummated.

Merger Agreement

On April 28, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) with Shapeways, Inc., a Delaware corporation (“Shapeways”), Galileo Acquisition Holdings Inc., a Delaware corporation and a wholly-owned subsidiary of Galileo (“Merger Sub”), Galileo Founders Holdings, L.P., a Delaware limited partnership (the “Sponsor”), in the capacity as the representative of the shareholders of Galileo (other than the Shapeways security holders) from and after the closing (the “Closing”) of the transactions contemplated by the Merger Agreement (collectively, the “Transaction”) (in such capacity, the “Purchaser Representative”), and Fortis Advisors LLC, in the capacity as the representative of the Shapeways security holders from and after the Closing of the Transaction (in such capacity, the “Seller Representative”).

Pursuant to the Merger Agreement, subject to the terms and conditions set forth therein, (i) prior to the Closing, the Company will continue out of the Cayman Islands and into the State of Delaware to re-domicile and become a Delaware corporation (the “Domestication”) and (ii) at the Closing of the Transaction, and following the Domestication and the PIPE Investment (defined below), Merger Sub will merge with and into Shapeways (the “Merger”), with Shapeways continuing as the surviving entity and wholly-owned subsidiary of the Company, and with each Shapeways stockholder receiving shares of the Company common stock at the Closing (as further described below). Simultaneously with entering into the Merger Agreement, the Company entered into Subscription Agreements (as defined below) with investors (“PIPE Investors”) to purchase a total of 7.5 million shares of the Company common stock in a private equity investment (“PIPE”) in the Company at $10.00 per share with aggregate gross proceeds to the Company of $75,000,000. The PIPE Investors include certain existing Shapeways stockholders and a strategic investor.

The Merger Agreement contains customary conditions to Closing, including the following mutual conditions of the parties (unless waived): (i) approval of the shareholders of the Company and Shapeways; (ii) approvals of any required governmental authorities and completion of any antitrust expiration periods; (iii) no law or order preventing the Transaction; (iv) the Registration Statement having been declared effective by the SEC; (v) the satisfaction of the $5,000,001 minimum net tangible asset test by the Company; (vi) approval of the Company’s common stock for listing on NYSE; (vii) consummation of the Domestication; and (viii) reconstitution of the post-Closing board of directors as contemplated under the Merger Agreement.

Simultaneously with the execution of the Merger Agreement, the Company and Shapeways entered into subscription agreements (collectively, the “Subscription Agreements”) with PIPE Investors for an aggregate for 7,500,000 shares of the Company’s common stock, par value $0.0001 per share (the “PIPE Shares”), at a price of $10.00 per share, for an aggregate of $75,000,000, in a private placement to be consummated simultaneously with the closing of the Transaction (the “PIPE Investment”). The consummation of the transactions contemplated by the Subscription Agreements is conditioned on the concurrent Closing and other customary closing conditions. Among other things, each PIPE Investor agreed in the Subscription Agreement that it and its affiliates will not have any right, title, interest or claim of any kind in or to any monies in the Trust Account held for its public stockholders, and agreed not to, and waived any right to, make any claim against the trust account (including any distributions therefrom). In addition, Shapeways granted certain customary resale registration rights to the PIPE Investors in the Subscription Agreements.

NOTE 6. COMMITMENTS AND CONTINGENCIES

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company's financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration Rights

Pursuant to a registration rights agreement entered into on October 17, 2019, the holders of the Founder Shares, Private Warrants (and their underlying securities), Representative Shares (as a defined in Note 7) and any securities that may be issued upon conversion of the Working Capital Loans (and their underlying securities) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founder Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares are to be released from escrow. The holders of a majority of the Representative Shares, Private Warrants (and underlying securities) and securities issued in payment of Working Capital Loans (or underlying securities) can elect to exercise these registration rights at any time after the Company consummates a Business Combination. Notwithstanding anything herein to the contrary, EarlyBirdCapital and/or its designees may only make a demand registration (i) on one occasion and (ii) during the five-year period beginning on the effective date of the Initial Public Offering. In addition, the holders will have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Business Combination Marketing Agreement

The Company engaged EarlyBirdCapital as an advisor in connection with a Business Combination to assist the Company in locating target businesses, holding meetings with its shareholders to discuss a potential Business Combination and the target business’ attributes, introduce the Company to potential investors that are interested in purchasing securities, assist the Company in obtaining shareholder approval for the Business Combination and assist the Company with its press releases and public filings in connection with a Business Combination. The Company will pay EarlyBirdCapital a cash fee equal to 3.5% of the gross proceeds of the Initial Public Offering, or $4,830,000, for such services only upon the consummation of a Business Combination. Of such amount, up to approximately 25% may be paid (subject to the Company’s discretion) to third parties who are investment banks or financial advisory firms not participating in Initial Public Offering that assist the Company in consummating its Business Combination. The election to make such payments to third parties will be solely at the discretion of the Company’s management team, and such third parties will be selected by the management team in their sole and absolute discretion. As of December 31, 2020, the above service had not been completed and accordingly, no amounts have been recorded in the accompanying financial statements.

Additionally, the Company will pay EarlyBirdCapital a cash fee equal to 1.0% of the total consideration payable in the proposed Business Combination if it introduces the Company to the target business with which the Company completes a Business Combination; provided that the foregoing fee will not be paid prior to the date that is 90 days from the effective date of the Initial Public Offering, unless FINRA determines that such payment would not be deemed underwriters’ compensation in connection with the Initial Public Offering pursuant to FINRA Rule 5110(c)(3)(B)(ii).